INCOME TAXES (Schedule of Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective income tax rate reconciliation [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Cayman and HK entities not subject to income taxes	2.50%	(3.00%)	0.30%
Research and development bonus deduction	(3.30%)	(2.70%)	(3.30%)
Non-deductible selling, general and administrative expenses
Share based compensation	4.50%	3.80%	1.20%
Other non-deductible selling, general and administrative expenses	0.60%	0.50%	0.40%
Change in valuation allowance	3.10%	6.40%	(0.90%)
Deemed profit method differential	(0.00%)	(0.10%)	(0.20%)
Others	0.10%	0.10%	0.20%
Actual income tax expense	2.20%	8.90%	13.90%
ANTE [Member]
Non-deductible selling, general and administrative expenses
Preferential tax rates	0.10%	(1.00%)	(10.20%)
Tarena Hangzhou [Member]
Effective income tax rate reconciliation [Line Items]
PRC statutory income tax rate			25.00%
Non-deductible selling, general and administrative expenses
Preferential tax rates	0.70%	(0.10%)	1.40%
Tax holiday	(31.10%)	(20.00%)